Subsequent Events Equity offering (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 11, 2013	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Limited Partners' Capital Account, Units Issued	2,400,000	9,209,000	9,165,000
Sale of Stock, Price Per Share	$ 22.47
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 60